Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Fair Value Disclosures [Abstract]
Unrealized gains (losses) in OCI related to Available-for-sale securities	¥ (2)	¥ 12
Unrealized gains (losses) in OCI related to Long-term debt	¥ 3	¥ (14)